General - Noncontrolling interests (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Woori bank
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period	[1]	₩ 2,555,166	₩ 3,105,070
Net income attributable to non-controlling interests	[2]	144,923	162,362	₩ 134,421
Dividends to non-controlling interests	[2]	144,923	162,362	134,421
Woori Financial Capital Co., Ltd.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period		0	166,369
Net income attributable to non-controlling interests		17,949	1,466
Dividends to non-controlling interests		4,121	0	0
Woori Investment Bank Co., Ltd.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period		251,879	222,289
Net income attributable to non-controlling interests		33,274	25,643	21,588
Dividends to non-controlling interests		3,610	0	0
Woori Asset Trust Co., Ltd.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period		60,726	49,738
Net income attributable to non-controlling interests		11,366	9,732
Dividends to non-controlling interests		365	365
Woori Asset Management Corp.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period		33,768	31,369
Net income attributable to non-controlling interests		2,341	1,699	408
PT Bank Woori Saudara Indonesia 1906 Tbk
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period		87,741	79,890
Net income attributable to non-controlling interests		8,619	6,040	8,502
Dividends to non-controlling interests		1,262	1,669	1,981
Wealth Development Bank
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period		20,835	19,521
Net income attributable to non-controlling interests		₩ 928	₩ 1,130	₩ 427

[1]	Hybrid securities issued by Woori Bank
[2]	Distribution of the hybrid securities issued by Woori Bank